Consolidated and Combined Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents		$ 4,373,256	$ 5,385,536
Account receivable, net		1,387,915	1,224,980
Tax refundable		97,858
Prepayments, deposits and other receivable		454,700	27,307
Total current assets		6,313,729	6,650,406
Non-current assets:
Property, plant and equipment		250,821	360,665
Right-of-use assets under - finance leases		328,203	302,367
Deferred tax assets		32,859	17,967
Total non-current assets		611,883	680,999
TOTAL ASSETS		6,925,612	7,331,405
Current liabilities:
Bank loans		184,334	187,288
Accounts payable		1,716,216	987,666
Other payables and accruals liabilities		168,170	8,631
Contract liabilities		430,735	518,441
Tax payable			136,623
Current lease liabilities under finance leases		175,315	110,513
Total current liabilities		3,125,664	4,427,716
Non-current liabilities
Bank loans		854,859	434,140
Non-current lease liabilities under finance leases		151,968	188,573
Total non-current liabilities		1,006,827	622,713
TOTAL LIABILITIES		4,132,491	5,050,429
Commitments and contingencies
Shareholders’ equity
Ordinary shares (US$0.0001 par value - 500,000,000 shares authorized; 19,500,000 shares issued and outstanding)	[1]
Reserves		2,793,121	2,280,976
Total shareholders’ equity		2,793,121	2,280,976
TOTAL LIABILITIES AND EQUITY		6,925,612	7,331,405
Related Party
Current assets:
Amount due from related parties			12,583
Current liabilities:
Amounts due to related parties		$ 450,894	$ 2,478,554

[1]	Amount is immaterial and below US$1.00